Insurance Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Insurance Contracts [Abstract]
Disclosure of amounts arising from insurance contracts

	December 31, 2020			December 31, 2019
	Gross	Ceded	Net	Gross	Ceded	Net
Provision for unearned premiums	8,397.5	1,899.1	6,498.4	7,222.4	1,583.7	5,638.7
Provision for losses and loss adjustment expenses	30,809.3	7,947.3	22,862.0	28,500.2	6,934.8	21,565.4
Total insurance contract liabilities	39,206.8	9,846.4	29,360.4	35,722.6	8,518.5	27,204.1

Current	17,389.7	4,218.2	13,171.5	15,023.9	3,715.8	11,308.1
Non-current	21,817.1	5,628.2	16,188.9	20,698.7	4,802.7	15,896.0
	39,206.8	9,846.4	29,360.4	35,722.6	8,518.5	27,204.1
Changes in the provision for unearned premiums for the years ended December 31 were as follows:

	2020	2019
Provision for unearned premiums – January 1	7,222.4	6,272.2
Gross premiums written(1)	18,979.4	17,511.2
Less: gross premiums earned(1)	(17,782.9)	(16,611.0)
Acquisitions of subsidiaries (note 23)	—	53.6
Liabilities associated with assets held for sale (note 23)	—	(6.0)
Foreign exchange effect and other	(21.4)	2.4
Provision for unearned premiums - December 31	8,397.5	7,222.4
(1)    Changes in the provision for unearned premiums for the year ended December 31, 2020 exclude European Run-off's gross premiums written and gross premiums earned of $146.5 and $115.9, as the liabilities of European Run-off were included in liabilities associated with assets held for sale on the consolidated balance sheet at December 31, 2019 and European Run-off was deconsolidated on March 31, 2020 as described in note 23.
Changes in the provision for losses and loss adjustment expenses for the years ended December 31 were as follows:

	2020	2019
Provision for losses and loss adjustment expenses – January 1	28,500.2	29,081.7
Decrease in estimated losses and expenses for claims occurring in the prior years	(267.7)	(166.5)
Losses and expenses for claims occurring in the current year(1)	12,303.9	11,927.5
Paid on claims occurring during:
the current year	(2,987.5)	(2,830.3)
the prior years	(7,338.0)	(7,733.7)
Acquisitions of subsidiaries	—	44.0
Liabilities associated with assets held for sale (note 23)	—	(1,830.8)
Foreign exchange effect and other(2)	598.4	8.3
Provision for losses and loss adjustment expenses – December 31	30,809.3	28,500.2
(1)    Effective January 1, 2019 Run-off Syndicate 3500 reinsured a portfolio of business predominantly comprised of casualty (principally employers' liability and public liability), professional indemnity, property, marine and aviation exposures relating to accident years 2018 and prior (the "first quarter 2019 reinsurance transaction"). Pursuant to this transaction Run-off Syndicate 3500 assumed $556.8 of net insurance contract liabilities for consideration of $561.5.
(2)    Included in 2020 is $347.7 of unpaid losses from loss reserves assumed from European Run-off which were previously eliminated on consolidation. See note 23.
The loss development table below shows the provision for losses and loss adjustment expenses at the end of each calendar year, the cumulative payments made in respect of those reserves in subsequent years and the re-estimated amount of each calendar year's provision for losses and loss adjustment expenses as at December 31, 2020.

	Calendar year
	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Provision for losses and loss adjustment expenses	17,232.2	19,648.8	19,212.8	17,749.1	19,816.4	19,481.8	28,610.8	29,081.7	28,500.2	30,809.3
Less: CTR Life(1)	24.2	20.6	17.9	15.2	14.2	12.8	8.7	8.0	7.0	5.5
	17,208.0	19,628.2	19,194.9	17,733.9	19,802.2	19,469.0	28,602.1	29,073.7	28,493.2	30,803.8
Cumulative payments as of:
One year later	3,627.6	4,323.5	4,081.1	3,801.6	4,441.4	4,608.0	7,564.0	7,732.0	7,288.8
Two years later	6,076.7	7,153.1	6,787.6	6,364.5	7,283.6	7,631.4	12,081.3	12,313.5
Three years later	7,920.3	9,148.0	8,775.5	8,172.7	9,466.5	9,655.9	15,222.3
Four years later	9,333.4	10,702.8	10,212.4	9,561.8	10,914.2	11,122.6
Five years later	10,458.7	11,783.3	11,354.4	10,496.4	12,013.9
Six years later	11,263.6	12,729.6	12,123.4	11,202.2
Seven years later	12,030.0	13,335.1	12,754.2
Eight years later	12,558.1	13,877.0
Nine years later	13,047.5

Reserves re-estimated as of:
One year later	17,316.4	19,021.2	18,375.6	16,696.4	19,169.3	19,343.1	27,580.6	28,974.3	28,225.5
Two years later	17,013.6	18,529.4	17,475.0	16,269.2	18,973.6	18,804.8	27,565.9	28,839.4
Three years later	16,721.0	17,820.5	17,307.9	16,114.0	18,502.5	18,752.8	27,451.3
Four years later	16,233.9	17,735.5	17,287.2	15,938.9	18,469.1	18,743.9
Five years later	16,269.6	17,830.5	17,203.5	16,049.6	18,490.5
Six years later	16,331.8	17,791.8	17,340.1	16,123.1
Seven years later	16,340.6	17,931.9	17,420.0
Eight years later	16,535.1	18,041.2
Nine years later	16,659.3

Favourable development	548.7	1,587.0	1,774.9	1,610.8	1,311.7	725.1	1,150.8	234.3	267.7

Favourable development comprised of:
Effect of foreign currency translation	250.9	570.7	483.2	266.5	(201.5)	(159.2)	518.3	135.5	1.0
Favourable loss reserve development	297.8	1,016.3	1,291.7	1,344.3	1,513.2	884.3	632.5	98.8	266.7
	548.7	1,587.0	1,774.9	1,610.8	1,311.7	725.1	1,150.8	234.3	267.7
(1)    Guaranteed minimum death benefit retrocessional business written by Compagnie Transcontinentale de Réassurance ("CTR Life"), a wholly owned subsidiary of the company that was transferred to Wentworth and placed into run-off in 2002.
Changes in the company's provision for losses and loss adjustment expenses related to U.S. asbestos exposure on a gross and net basis for the years ended December 31 were as follows:

	2020		2019
	Gross	Net	Gross	Net
Provision for asbestos claims and loss adjustment expenses - January 1	1,074.6	860.5	1,217.9	995.3
Losses and loss adjustment expenses incurred	161.0	121.2	135.4	114.8
Losses and loss adjustment expenses paid	(205.0)	(141.7)	(164.0)	(138.4)
Liabilities associated with assets held for sale (note 23)	—	—	(114.7)	(111.2)
Provision for asbestos claims and loss adjustment expenses - December 31	1,030.6	840.0	1,074.6	860.5

The estimated fair value of the company's insurance and ceded reinsurance contracts is as follows:

	December 31, 2020		December 31, 2019
	Fair value	Carrying value	Fair value	Carrying value
Insurance contracts	40,475.1	39,206.8	35,248.0	35,722.6
Ceded reinsurance contracts	9,668.5	9,846.4	8,049.4	8,518.5

Disclosure of sensitivity to insurance risk
The table that follows illustrates the potential impact of interest rate fluctuations on the fair value of the company's insurance and reinsurance contracts:

	December 31, 2020		December 31, 2019
Change in interest rates	Fair value of insurance contracts	Fair value of reinsurance contracts	Fair value of insurance contracts	Fair value of reinsurance contracts
100 basis point increase	39,216.0	9,360.8	34,240.4	7,836.5
100 basis point decrease	41,853.2	10,007.0	36,343.0	8,285.1